DEBT (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 03, 2021	Aug. 10, 2021	Sep. 30, 2021	Aug. 31, 2021	Feb. 25, 2020	Dec. 31, 2020	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 18, 2021	Mar. 31, 2021	Apr. 30, 2020	Feb. 29, 2020
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							5.00%
Amortization of Debt Discount (Premium)								$ 38,048	$ 42,005
Debt Instrument, Maturity Date							Oct. 21, 2022
Advances to Affiliate			$ 150,000
Feb 2020 Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 625,000								$ 625,000
Debt Instrument, Interest Rate, Stated Percentage					7.00%								7.00%
[custom:WarrantsIssuedShares-0]													62,500
Warrants and Rights Outstanding													$ 80,053
Amortization of Debt Discount (Premium)					$ 42,005	$ 38,048		$ 38,048	$ 42,005
Debt Instrument, Maturity Date	Feb. 13, 2022
Ppp Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 178,158
Debt Instrument, Interest Rate, Stated Percentage												1.00%
Mar 2021 Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 160,073
Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Debt Instrument, Maturity Date		Feb. 10, 2023
Advances to Affiliate										$ 100,000
First Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date				Feb. 10, 2023
Advances to Affiliate				$ 100,000
Second Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			7.00%
Debt Instrument, Maturity Date			Mar. 30, 2023
Advances to Affiliate			$ 50,000				$ 10,000